Changes in working capital (Tables)	12 Months Ended
Dec. 31, 2022
Changes in working capital
Summary of changes in working capital

As at December 31	2022	2021
(Increase) decrease in amounts receivable	$(4,828)	$2,380
Increase in other assets	—	1,185
Decrease (Increase) in inventory [1]	293	(293)
Decrease (Increase) in loans receivable	1,126	(3,872)
(Decrease) Increase in amounts payable and other liabilities	3,009	1,375
Change in working capital	$(400)	$775
1.	Excludes depletion.